Operating lease liabilities (Lease Term and Discount Rate) (Details)	Dec. 31, 2025	Dec. 31, 2024
Weighted-average remaining lease term:
- Operating leases	3 years 11 months 4 days	4 years 3 months 18 days
Weighted-average discount rate:
- Operating leases	6.03%	6.13%